Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.6% ¤
CORPORATE BONDS & NOTES 20.9%
BANKING & FINANCE 11.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$ 1,000		$994
4.625% due 09/10/2029	3,650		3,634
American National Global Funding
4.625% due 12/15/2028	3,500		3,465
Andrew W Mellon Foundation
0.947% due 08/01/2027	7,000		6,748
Athene Global Funding
4.860% due 08/27/2026	6,700		6,705
5.380% due 01/07/2030	4,500		4,516
Avolon Holdings Funding Ltd.
4.850% due 04/01/2033	6,500		6,294
5.750% due 11/15/2029	3,500		3,580
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	3,000		3,058
Banco Santander SA
6.033% due 01/17/2035	2,200		2,309
Bank of America Corp.
1.922% due 10/24/2031 •	2,900		2,574
3.419% due 12/20/2028 •	2,000		1,967
Bank of Nova Scotia
4.404% due 09/08/2028 •	1,000		999
Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550		5,670
5.896% due 07/13/2026	3,450		3,452
Barclays PLC
2.667% due 03/10/2032 •	1,400		1,261
2.894% due 11/24/2032 •	8,000		7,175
7.437% due 11/02/2033 •	9,300		10,369
Blue Owl Capital Corp.
6.450% due 09/15/2028	4,000		4,052
BNP Paribas SA
1.904% due 09/30/2028 •	5,900		5,708
2.871% due 04/19/2032 •	7,050		6,407
3.052% due 01/13/2031 •	4,400		4,134
BPCE SA
5.936% due 05/30/2035 •	1,200		1,232
Brighthouse Financial Global Funding
5.650% due 06/10/2029	3,000		3,017
Brookfield Asset Management Ltd.
5.795% due 04/24/2035	5,750		5,879
Brookfield Finance, Inc.
4.350% due 04/15/2030	550		541
CaixaBank SA
5.673% due 03/15/2030 •	5,000		5,113
Capital One Financial Corp.
7.624% due 10/30/2031 •	3,100		3,401
CNO Global Funding
4.700% due 12/11/2030	3,000		2,954
Consumers Securitization Funding LLC
5.550% due 03/01/2028	1,320		1,326
Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000		4,008
5.710% due 01/21/2033 •	4,000		4,146
Corebridge Global Funding
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~	1,900		1,894
5.750% due 07/02/2026	3,000		3,000
5.900% due 09/19/2028	2,000		2,047
Depository Trust Co.
4.550% due 03/27/2031	1,000		995
Deutsche Bank AG
7.146% due 07/13/2027 •	6,000		6,005
Equitable America Global Funding
4.950% due 06/25/2029	4,000		4,002
4.950% due 06/09/2030	5,200		5,210
F&G Global Funding
4.650% due 09/08/2028	1,000		989
5.875% due 01/16/2030	1,800		1,822
Fairfax Financial Holdings Ltd.
5.750% due 05/20/2035	6,000		6,145

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
First American Financial Corp.
2.400% due 08/15/2031	2,100		1,831
GA Global Funding Trust
5.400% due 01/13/2030	5,700		5,723
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,175		7,115
Guardian Life Global Funding
5.737% due 10/02/2028	6,000		6,158
HSBC Holdings PLC
2.848% due 06/04/2031 •	1,550		1,436
3.973% due 05/22/2030 •	5,000		4,879
4.711% due 05/12/2030 •	800		797
ING Groep NV
5.550% due 03/19/2035 •	2,000		2,038
Jackson National Life Global Funding
4.588% (SOFRRATE + 0.950%) due 09/12/2028 ~	4,000		3,995
4.600% due 10/01/2029	2,700		2,663
4.700% due 06/05/2028	5,600		5,585
JPMorgan Chase & Co.
1.953% due 02/04/2032 •	13,900		12,238
2.739% due 10/15/2030 •	2,700		2,536
4.408% due 04/23/2030 •	4,500		4,462
5.581% due 04/22/2030 •	1,000		1,022
KKR Group Finance Co. VI LLC
3.750% due 07/01/2029	1,600		1,548
Lincoln Financial Global Funding
4.625% due 08/18/2030	2,000		1,979
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	4,800		4,738
LSEG Finance PLC
2.000% due 04/06/2028	1,400		1,340
MassMutual Global Funding II
4.850% due 01/17/2029	8,400		8,457
4.950% due 01/10/2030	3,000		3,024
5.150% due 05/30/2029	2,900		2,940
Metropolitan Life Global Funding I
1.875% due 01/11/2027	2,500		2,470
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	6,000		5,411
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000		1,780
2.172% due 05/22/2032 •	15,450		13,620
Morgan Stanley
2.239% due 07/21/2032 •	1,100		965
2.475% due 01/21/2028 •	16,100		15,927
4.555% due 04/10/2030 •	2,900		2,882
5.656% due 04/18/2030 •	2,000		2,043
Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026	2,200		2,202
National Securities Clearing Corp.
4.700% due 05/20/2030	4,000		4,019
NLG Global Funding
5.400% due 01/23/2030	3,800		3,863
Norinchukin Bank
5.356% due 03/10/2036	2,900		2,876
5.359% due 09/09/2035	2,900		2,882
Northwestern Mutual Global Funding
4.400% due 03/30/2029	7,200		7,168
4.900% due 06/12/2028	4,000		4,028
4.960% due 01/13/2030	1,300		1,314
Northwestern University
4.940% due 12/01/2035	6,000		6,013
Pacific Life Global Funding II
4.500% due 08/28/2029	5,150		5,111
4.875% due 07/17/2032	3,600		3,594
PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	4,400		4,472
5.300% due 01/21/2028 •	1,750		1,758
Pricoa Global Funding I
4.650% due 08/27/2031	4,300		4,271
Principal Life Global Funding II
4.800% due 01/09/2028	5,500		5,522
Protective Life Global Funding
4.992% due 01/12/2027	1,800		1,807
5.432% due 01/14/2032	2,000		2,043
5.467% due 12/08/2028	1,000		1,017
RGA Global Funding
2.700% due 01/18/2029	2,500		2,376
5.448% due 05/24/2029	4,200		4,273
6.000% due 11/21/2028	5,000		5,133
Safehold GL Holdings LLC
6.100% due 04/01/2034	5,800		6,076
Sammons Financial Group Global Funding
4.489% due 09/02/2027 •	4,250		4,253
4.950% due 06/12/2030	5,750		5,731
5.050% due 01/10/2028	1,500		1,504

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	4,000		3,955
SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	3,900		4,004
Sumisho Air Lease Corp.
4.850% due 03/24/2031	7,200		7,127
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	7,500		7,137
UBS Group AG
2.095% due 02/11/2032 •	12,000		10,582
3.091% due 05/14/2032 •	6,600		6,059
4.703% due 08/05/2027 •	2,000		2,000
Voya Financial, Inc.
5.050% due 03/02/2036	5,300		5,158
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800		2,745
4.478% due 04/04/2031 •	10,000		9,894
Western-Southern Global Funding
4.700% due 12/10/2032	3,500		3,402

			445,768

INDUSTRIALS 5.0%
Adventist Health System
2.952% due 03/01/2029	4,299		4,082
Air Canada Pass-Through Trust
3.750% due 06/15/2029	285		281
Amazon.com, Inc.
4.550% due 03/13/2033	11,000		10,825
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,300		1,173
3.375% due 11/01/2028	2,708		2,678
3.650% due 08/15/2030	1,759		1,721
Bayer U.S. Finance LLC
6.500% due 11/21/2033	1,800		1,933
Beignet Investor LLC
6.581% due 05/30/2049	38,100		38,887
Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000		11,504
British Airways Pass-Through Trust
2.900% due 09/15/2036	536		491
Chpe LLC
5.350% due 06/30/2036	3,700		3,690
CHRISTUS Health
4.341% due 07/01/2028	3,000		2,984
CommonSpirit Health
2.782% due 10/01/2030	4,700		4,332
Cornell University
4.169% due 06/15/2030	1,800		1,784
CVS Pass-Through Trust
7.507% due 01/10/2032	709		741
Eastern Energy Gas Holdings LLC
5.800% due 01/15/2035	4,100		4,245
Elevance Health, Inc.
2.550% due 03/15/2031	1,000		907
5.200% due 02/15/2035	1,000		1,002
Energy Transfer LP
5.200% due 04/01/2030	2,200		2,234
Eni SpA
5.500% due 05/15/2034	8,100		8,226
Fiserv, Inc.
4.750% due 03/15/2030	5,000		4,953
5.150% due 08/12/2034	1,200		1,166
Georgetown University
2.247% due 04/01/2030	4,500		4,116
Global Payments, Inc.
5.200% due 11/15/2032	1,500		1,466
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	1,500		1,532
JetBlue Pass-Through Trust
2.750% due 11/15/2033	5,561		4,935
Leland Stanford Junior University
4.679% due 03/01/2035	5,300		5,184
Mars, Inc.
5.000% due 03/01/2032	2,700		2,720
Philip Morris International, Inc.
4.375% due 04/30/2030	5,100		5,050
Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,000		3,071
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	3,150		3,141
Salesforce, Inc.
4.650% due 03/15/2029	7,800		7,797
Smith & Nephew PLC
5.400% due 03/20/2034	2,000		2,016

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
Sutter Health
2.294% due 08/15/2030	7,700		7,011
3.695% due 08/15/2028	1,300		1,275
5.213% due 08/15/2032	2,100		2,147
5.537% due 08/15/2035	400		412
T-Mobile USA, Inc.
4.700% due 01/15/2035	3,350		3,234
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,412		1,289
3.100% due 01/07/2030	662		648
3.450% due 01/07/2030	496		481
4.550% due 02/25/2033	2,941		2,840
5.875% due 04/15/2029	2,863		2,898
UPMC
5.035% due 05/15/2033	1,300		1,292
Weir Group, Inc.
5.350% due 05/06/2030	2,900		2,926
Yale University
4.701% due 04/15/2032	8,100		8,166

			185,486

UTILITIES 4.0%
Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041	3,381		3,346
Consumers Energy Co.
4.700% due 01/15/2030	1,750		1,755
4.900% due 02/15/2029	2,000		2,023
DTE Electric Co.
5.250% due 05/15/2035	5,500		5,566
DTE Electric Securitization Funding II LLC
5.970% due 03/01/2033	3,679		3,809
Empire District Bondco LLC
4.943% due 01/01/2035	8,102		8,130
Entergy Arkansas LLC
5.450% due 06/01/2034	6,000		6,173
Entergy Texas, Inc.
5.200% due 06/15/2036	5,300		5,267
Evergy Metro, Inc.
5.400% due 04/01/2034	900		922
Florida Power & Light Co.
5.150% due 06/15/2029	3,000		3,057
National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	5,000		5,030
NBN Co. Ltd.
4.250% due 10/01/2029	1,400		1,387
New York State Electric & Gas Corp.
5.650% due 08/15/2028	2,000		2,037
NorthWestern Corp.
5.073% due 03/21/2030	2,400		2,424
Ohio Edison Co.
4.950% due 12/15/2029	1,500		1,511
Oncor Electric Delivery Co. LLC
4.500% due 03/15/2031	5,600		5,546
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400		2,323
3.300% due 03/15/2027	3,000		2,974
5.450% due 06/15/2027	3,500		3,527
6.100% due 01/15/2029	1,200		1,236
6.400% due 06/15/2033	1,900		2,011
6.950% due 03/15/2034	2,700		2,945
PacifiCorp
5.100% due 04/15/2031	2,500		2,524
5.300% due 02/15/2031	2,200		2,234
PG&E Recovery Funding LLC
4.838% due 06/01/2035	6,160		6,179
Public Service Co. of Colorado
5.350% due 05/15/2034	5,000		5,076
Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,700		3,675
Puget Sound Energy, Inc.
5.330% due 06/15/2034	1,900		1,943
San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285		1,137
5.400% due 04/15/2035	3,000		3,050
SCE Recovery Funding LLC
4.453% due 03/15/2036	7,400		7,245
Southern California Edison Co.
4.950% due 09/15/2031	6,100		6,088
Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	5,372		5,335
System Energy Resources, Inc.
5.300% due 12/15/2034	6,000		5,990
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	8,253		8,110
4.966% due 02/01/2044	4,600		4,505

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	3,600		3,634
Verizon Communications, Inc.
5.000% due 01/15/2036	4,500		4,390
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000		5,027
5.088% due 05/01/2029	1,443		1,446

			150,587

Total Corporate Bonds & Notes (Cost $794,139)			781,841

MUNICIPAL BONDS & NOTES 2.1%
ALABAMA 0.1%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	3,545		3,500

CALIFORNIA 0.7%
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000		964
1.490% due 11/01/2028	5,400		5,073
1.690% due 11/01/2029	4,400		4,049
1.740% due 11/01/2030	2,600		2,337
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (b)	5,200		4,313
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.787% due 06/01/2031	1,000		903
3.037% due 06/01/2032	4,200		3,755
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	720		721
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250		237
1.893% due 06/01/2030	300		273
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500		593
University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200		1,172
1.366% due 05/15/2027	3,000		2,930

			27,320

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.936% due 10/01/2028	1,000		949
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	2,100		2,186

			3,135

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000		1,897
1.961% due 09/01/2029	600		557

			2,454

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	4,400		4,348

MICHIGAN 0.0%
Michigan Finance Authority Revenue Notes, Series 2019
2.596% due 12/01/2026	1,400		1,390

NEW YORK 0.5%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900		906
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019
2.980% due 11/01/2027	7,000		6,891
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	3,885		3,705
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400		9,228

			20,730

TEXAS 0.1%
Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	2,000		2,037

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	3,954		4,017

			6,054

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000		2,000

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
2.020% due 06/01/2027	4,400		4,295
2.351% due 06/01/2028	3,000		2,861

			7,156

WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2020
2.299% due 05/01/2028	2,100		2,028

Total Municipal Bonds & Notes (Cost $82,280)			80,115

U.S. GOVERNMENT AGENCIES 45.5%
Fannie Mae
4.441% due 07/25/2056 •	4,004		4,003
Federal Home Loan Mortgage Corp.
2.500% due 04/01/2051 - 10/01/2053	32,260		27,061
3.000% due 10/01/2046 - 06/01/2052	93,075		81,591
3.500% due 06/01/2044 - 10/01/2048	745		692
4.000% due 05/01/2047 - 05/01/2056	88,238		82,779
4.500% due 10/01/2048 - 01/01/2053	91,304		88,149
5.000% due 02/01/2053 - 12/01/2053	68,416		67,664
5.500% due 03/01/2054 - 11/01/2055	9,921		10,088
6.000% due 02/01/2055 - 10/01/2055	58,776		60,179
6.500% due 06/01/2054 - 04/01/2055	4,531		4,708
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	5,917		5,736
4.650% due 08/25/2028 ~	4,800		4,811
4.850% due 09/25/2028	1,400		1,408
5.430% due 06/25/2031 ~	3,000		3,072
Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	12,331		11,012
1.250% due 12/15/2044	1,128		939
2.500% due 09/25/2048	2,812		2,602
4.007% due 09/15/2035 •	4		4
4.107% due 02/15/2041 •	119		118
4.114% due 08/15/2040 - 10/15/2040 •	1,317		1,298
4.157% due 04/15/2041 •	37		37
4.177% due 11/15/2036 •	30		30
4.204% due 07/15/2040 •	1,181		1,172
4.257% due 04/15/2041 •	301		300
4.264% due 07/15/2041 - 03/15/2042 •	3,014		2,976
4.568% due 11/25/2054 •	23,164		23,354
4.628% due 08/25/2054 •	2,457		2,480
4.678% due 08/25/2054 •	1,292		1,307
4.778% due 03/25/2055 - 08/25/2055 •	5,777		5,840
Federal Home Loan Mortgage Corp. STRIPS
4.114% due 10/15/2037 •	1,731		1,714
Federal National Mortgage Association
1.630% due 05/01/2027	8,200		8,008
2.500% due 03/01/2051 - 07/01/2053	35,365		29,688
3.000% due 01/01/2035 - 07/01/2052	245,033		214,542
3.020% due 03/01/2028	1		1
3.290% due 04/01/2027 - 03/01/2028	12,484		12,323
3.430% due 05/01/2028	65		64
3.500% due 10/01/2034 - 07/01/2048	4,576		4,362
4.000% due 01/01/2046 - 03/01/2056	96,585		90,910
4.250% due 04/01/2030	8,700		8,628
4.320% due 03/01/2030	7,112		7,074
4.500% due 08/01/2048 - 05/01/2053	60,459		58,457
4.600% due 04/01/2030	8,700		8,748
5.000% due 01/01/2028 - 07/01/2053	6,248		6,209
5.500% due 01/01/2027 - 12/01/2055	29,139		29,410
5.776% due 07/01/2034 •	49		50
6.000% due 12/01/2053 - 11/01/2055	14,062		14,627
6.134% due 10/01/2037 •	97		101
6.500% due 05/01/2054 - 05/01/2055	8,271		8,593
Federal National Mortgage Association REMICS
0.750% due 11/25/2050	12,535		9,290
3.982% due 06/25/2037 •	90		89
3.992% due 11/25/2045 •	263		260
4.042% due 12/25/2045 •	144		143
4.092% due 03/25/2035 - 03/25/2046 •	298		295
4.127% due 03/25/2036 •	173		171
4.164% due 11/25/2046 •	206		203

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
4.184% due 11/25/2046 - 12/25/2056 •	1,838		1,805
4.204% due 12/25/2046 •	1,214		1,205
4.214% due 07/25/2046 - 10/25/2046 •	1,810		1,783
4.264% due 01/25/2047 •	1,238		1,233
4.472% due 06/25/2040 •	106		106
4.678% due 01/25/2055 •	1,766		1,776
4.778% due 03/25/2055 •	630		636
4.828% due 10/25/2053 - 07/25/2055 •	5,650		5,719
Government National Mortgage Association
3.000% due 04/20/2052	7,823		6,956
3.500% due 09/20/2045 - 09/20/2055	114,635		103,092
Government National Mortgage Association REMICS
1.500% due 10/20/2045	4,341		3,576
3.000% due 01/20/2067	958		933
4.245% due 09/20/2065 •	616		615
4.301% due 07/20/2063 •	154		154
4.331% due 06/20/2065 •	1,012		1,014
4.361% due 03/20/2065 •	1,008		1,010
4.411% due 12/20/2064 - 06/20/2066 •	1,120		1,123
4.441% due 08/20/2061 •	1		1
4.491% due 09/20/2063 •	3		3
4.511% due 10/20/2063 - 09/20/2065 •	81		81
4.531% due 02/20/2066 •	7		7
4.561% due 05/20/2066 •	685		689
4.641% due 04/20/2066 •	1,098		1,104
4.661% due 04/20/2066 •	1,051		1,057
4.681% due 07/20/2065 •	38		38
4.711% due 12/20/2066 •	823		830
4.761% due 01/20/2067 •	1,050		1,058
4.911% due 03/20/2066 •	542		546
Government National Mortgage Association, TBA
5.000% due 07/01/2056 - 08/01/2056	53,000		52,219
6.000% due 08/01/2056 - 09/01/2056	51,900		52,898
Tennessee Valley Authority
4.375% due 08/01/2034	3,200		3,199
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2056	76,600		63,991
3.000% due 08/01/2056	23,500		20,482
4.000% due 07/01/2056 - 09/01/2056	330,066		308,298
5.500% due 07/01/2056 - 08/01/2056	20,850		20,891
6.500% due 08/01/2056	27,300		28,209

Total U.S. Government Agencies (Cost $1,689,186)			1,697,707

U.S. TREASURY OBLIGATIONS 12.1%
U.S. Treasury Inflation Protected Securities (c)
2.125% due 01/15/2035	47,472		47,375
U.S. Treasury Notes
4.000% due 07/31/2029 (f)	56,900		56,634
4.000% due 06/30/2032	17,600		17,357
4.000% due 11/15/2035	60,000		58,050
4.125% due 07/31/2031	131,760		131,227
4.125% due 02/15/2036	32,300		31,518
4.375% due 01/31/2032	1,100		1,107
4.875% due 10/31/2030 (f)	105,000		107,781

Total U.S. Treasury Obligations (Cost $453,383)			451,049

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Bank
1.805% due 11/15/2053	5,235		4,968
2.933% due 09/15/2062	6,688		6,518
3.183% due 08/15/2061	4,300		4,070
4.775% due 10/15/2057	2,829		2,790
5.158% due 12/25/2067	2,079		2,095
Bank5
4.619% due 02/15/2059	4,400		4,355
4.745% due 11/15/2058	3,500		3,484
5.225% due 06/15/2059	2,800		2,834
5.270% due 12/15/2058	7,900		8,022
5.713% due 06/15/2059 ~	2,500		2,581
BBCMS Mortgage Trust
4.534% due 09/15/2058	2,000		1,978
5.009% due 12/15/2058	4,500		4,493
5.433% due 02/15/2062	3,300		3,384
5.438% due 05/15/2069	5,700		5,818
5.586% due 07/15/2058 ~	2,400		2,488
5.609% due 12/15/2057	5,100		5,207
5.720% due 02/15/2062	1,700		1,776
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626		1,531
2.888% due 08/15/2057	2,994		2,917
2.957% due 12/15/2062	4,149		4,041
3.780% due 02/15/2051 ~	238		237
4.232% due 01/15/2052	5,700		5,592
4.704% due 10/15/2058	1,400		1,391

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
4.767% due 01/15/2058	2,300		2,291
5.184% due 10/15/2058	2,000		2,021
5.439% due 08/15/2058 ~	2,700		2,751
5.468% due 05/15/2059	3,700		3,783
5.506% due 04/15/2063	3,600		3,716
5.660% due 04/15/2057	7,400		7,584
BMO Mortgage Trust
5.057% due 10/15/2058	2,400		2,381
5.566% due 11/15/2057 ~	7,000		7,134
5.625% due 12/15/2057 ~	4,500		4,597
5.857% due 02/15/2057	12,300		12,624
BX Commercial Mortgage Trust
4.469% due 10/15/2036 •	211		211
Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	5,459		5,331
COMM Mortgage Trust
2.873% due 08/15/2057	1,108		1,079
3.091% due 10/10/2049	3,700		3,683
3.510% due 09/10/2050	4,200		4,150
4.228% due 05/10/2051	3,800		3,728
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	5,460		5,350
CSMC Trust
5.590% due 10/15/2037 •	5,300		5,254
CSWF Corp.
4.807% due 06/15/2034 •	13		13
First Citizens Loan Trust
5.681% due 05/27/2053 «	3,700		3,712
JP Morgan Chase Commercial Mortgage Securities Trust
5.089% due 12/15/2036 •	6,000		2,760
JPMBB Commercial Mortgage Securities Trust
3.639% due 11/15/2047	176		172
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	2,161		2,112
3.144% due 06/15/2049	698		690
JPMF1 Multifamily Mortgage Trust
5.024% due 05/15/2059	3,800		3,806
5.309% due 05/15/2059	4,400		4,453
Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	256		253
Morgan Stanley Capital I Trust
3.067% due 11/15/2052	4,190		4,084
3.587% due 12/15/2050	700		687
MSWF Commercial Mortgage Trust
6.014% due 12/15/2056 ~	4,000		4,228
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •	18,000		17,999
OBX Trust
5.220% due 04/25/2066 ~	4,438		4,417
5.364% due 03/25/2063 ~	3,901		3,887
PMT Loan Trust
5.306% due 06/25/2057 •	5,600		5,614
Sequoia Mortgage Trust
4.629% due 07/25/2056 ~	2,000		1,965
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	4,464		4,355
2.987% due 12/15/2052	620		605
3.366% due 10/15/2050	319		318
3.504% due 12/15/2050	1,284		1,278
3.903% due 02/15/2051	1,203		1,195
4.195% due 08/15/2051	453		451
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,135		1,101
2.652% due 08/15/2049	328		328
3.311% due 06/15/2052	4,750		4,524
4.147% due 06/15/2051	514		512
5.920% due 11/15/2057 ~	9,900		10,187
WSTN Trust
6.518% due 07/05/2037 ~	3,000		3,026

Total Non-Agency Mortgage-Backed Securities (Cost $257,715)			248,970

ASSET-BACKED SECURITIES 10.6%
AUTOMOBILE SEQUENTIAL 3.6%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000		6,058
5.360% due 06/20/2030	11,000		11,181
5.440% due 02/22/2028	5,000		5,023
5.810% due 12/20/2029	7,900		8,083
6.020% due 02/20/2030	3,500		3,605
Bank of America Auto Trust
5.390% due 07/16/2029	5,250		5,273
5.660% due 11/15/2029	3,950		3,985
BofA Auto Trust
4.180% due 10/15/2030	14,000		13,916

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	2,204		2,219
CarMax Auto Owner Trust
6.000% due 07/17/2028	3,422		3,446
Carvana Auto Receivables Trust
4.240% due 08/11/2031	11,200		11,107
Chesapeake Funding II LLC
5.520% due 05/15/2036	1,259		1,267
Ford Credit Auto Owner Trust
4.560% due 12/15/2028	1,000		1,002
5.280% due 02/15/2036	3,800		3,865
GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000		5,066
5.780% due 08/16/2028	803		808
GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700		6,702
4.980% due 12/11/2036	6,300		6,384
5.770% due 08/11/2036	5,400		5,556
Hertz Vehicle Financing III LLC
5.570% due 09/25/2029	8,000		8,105
6.150% due 03/25/2030	3,400		3,499
Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000		1,002
4.570% due 03/21/2029	3,650		3,658
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	6,500		6,514
Nissan Auto Lease Trust
4.970% due 09/15/2028	1,301		1,302
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500		503
4.950% due 05/21/2029	408		409
Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	1,393		1,398
World Omni Auto Receivables Trust
5.030% due 11/15/2029	900		905
5.150% due 11/15/2028	747		749

			132,590

CMBS OTHER 0.4%
AREIT Trust
4.856% due 01/20/2037 •	1,195		1,197
5.878% due 06/17/2039 •	1,633		1,637
GPMT Ltd.
5.108% due 12/15/2036 •	698		699
Greystone CRE Notes LLC
5.106% due 01/15/2043 •	3,500		3,509
LoanCore Issuer Ltd.
5.040% due 11/15/2038 •	68		68
LRECS LLC
5.139% due 08/19/2043 •	8,500		8,503
MF1 Ltd.
4.832% due 10/16/2036 •	412		412

			16,025

CREDIT CARD BULLET 0.2%
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000		2,017
5.240% due 04/15/2031	6,000		6,141

			8,158

CREDIT CARD OTHER 0.2%
Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000		5,023

OTHER ABS 6.2%
AGL CLO 9 Ltd.
5.040% due 04/20/2037 •	3,000		3,004
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •	4,200		4,202
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	2,000		1,980
Apidos CLO XI
4.920% due 04/17/2034 •	6,800		6,808
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •	4,700		4,703
Atlantic Avenue Ltd.
5.053% due 10/15/2038 •	3,900		3,913
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •	1,000		1,000
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •	2,000		2,001

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$
BCRED PC Static LLC
4.974% due 04/27/2036 •	3,700		3,700
Birch Grove CLO Ltd.
5.270% due 07/17/2037 •	6,200		6,218
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •	2,400		2,401
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •	8,500		8,506
Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(a)	3,100		3,100
Capital Street Master Trust
4.693% due 08/16/2029 •	3,000		3,002
CBAMR Ltd.
5.303% due 07/15/2037 •	9,200		9,215
CQS U.S. CLO 5 Ltd.
5.101% due 01/17/2039 •	8,500		8,511
DLLMT LLC
5.340% due 03/22/2027	299		300
5.350% due 03/20/2031	5,660		5,683
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •	3,600		3,602
ECMC Group Student Loan Trust
4.492% due 02/27/2068 •	2,441		2,437
4.542% due 09/25/2068 •	3,390		3,384
4.742% due 01/27/2070 •	4,160		4,186
4.792% due 05/25/2067 •	2,217		2,236
Elevation CLO Ltd.
4.797% due 07/25/2034 •	2,200		2,202
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •	1,576		1,577
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •	852		852
Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •	3,700		3,707
4.986% due 04/18/2037 •	3,100		3,107
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •	913		913
4.825% due 10/20/2034 •	4,500		4,505
Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •	1,700		1,702
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •	3,200		3,204
KKR CLO 21 Ltd.
4.935% due 04/15/2031 •	194		194
LCM 36 Ltd.
4.743% due 01/15/2034 •	1,000		1,000
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •	1,800		1,802
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •	2,500		2,503
Merit DAC
4.852% due 02/15/2040	6,018		5,935
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •	3,500		3,503
Navient Private Education Loan Trust
5.190% due 07/16/2040 •	728		730
Navient Private Education Refi Loan Trust
4.640% due 01/15/2043 •	29		29
4.740% due 04/15/2069 •	1,006		1,002
Navient Refinance Loan Trust
4.800% due 10/15/2055	5,000		4,980
Navient Student Loan Trust
4.542% due 07/26/2066 •	1,691		1,687
6.480% due 03/15/2072	606		616
Nelnet Student Loan Trust
4.610% due 02/21/2061	7,853		7,718
4.943% due 05/17/2055 •	4,540		4,558
4.959% due 06/22/2065 •	4,692		4,705
Neuberger Berman Loan Advisers CLO 43 Ltd.
4.730% due 07/17/2036 •	2,800		2,802
Neuberger Berman Loan Advisers CLO 45 Ltd.
4.729% due 10/14/2036 •	2,800		2,801
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •	2,000		2,001
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •	6,700		6,704
OFSI BSL X Ltd.
4.945% due 04/20/2034 •	3,500		3,502
OZLM XXIV Ltd.
5.097% due 07/20/2032 •	437		437
Palmer Square Loan Funding Ltd.
4.493% due 10/15/2032 •	2,341		2,339
4.493% due 01/15/2033 •	2,666		2,664
PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043	2,481		2,464

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

Riserva CLO Ltd.
4.725% due 01/18/2034 •	1,648	1,648
Sandstone Peak Ltd.
4.843% due 04/15/2038 •	2,400	2,401
SLM Private Education Loan Trust
8.490% due 10/15/2041 •	2,066	2,145
SMB Private Education Loan Trust
4.470% due 01/15/2053 •	1,932	1,914
4.613% due 09/15/2054 •	319	318
5.020% due 03/17/2053	2,004	1,987
5.030% due 03/15/2056	6,501	6,460
5.130% due 04/15/2054	3,918	3,923
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •	2,600	2,603
Tesla Sustainable Energy Trust
5.080% due 06/21/2050	325	325
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •	4,700	4,705
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •	2,517	2,520
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •	2,900	2,899
Verizon Master Trust
4.350% due 08/20/2032	7,500	7,469
Voya CLO Ltd.
4.735% due 04/20/2034 •	3,300	3,302
Wind River CLO Ltd.
4.733% due 10/15/2034 •	5,172	5,175

		232,331

Total Asset-Backed Securities (Cost $392,817)		394,127

SOVEREIGN ISSUES 0.1%
Mexico Government International Bonds
6.000% due 05/13/2030	1,900	1,951

Total Sovereign Issues (Cost $1,892)		1,951

SHORT-TERM INSTRUMENTS 31.6%
REPURCHASE AGREEMENTS (d) 31.6%
		1,178,900

Total Short-Term Instruments (Cost $1,178,900)		1,178,900

Total Investments in Securities (Cost $4,850,312)		4,834,660

Total Investments 129.6% (Cost $4,850,312)		$4,834,660
Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $3,597)		(187)
Other Assets and Liabilities, net (29.6)%		(1,102,754)

Net Assets 100.0%		$3,731,719

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	07/01/2026	07/02/2026	$541,000	U.S. Treasury Notes 3.875% due 07/31/2027	$(551,703)	$541,000	$541,000
	3.690	06/30/2026	07/01/2026	546,200	U.S. Treasury Notes 4.000% due 02/28/2030	(556,531)	546,200	546,256
SAL	3.630	06/30/2026	07/01/2026	91,700	U.S. Treasury Bills 0.000% due 10/27/2026	(93,569)	91,700	91,709

Total Repurchase Agreements						$(1,201,803)	$1,178,900	$1,178,965

(1)	Includes accrued interest.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	3,105	$341,210	$2,440	$0	$(922)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	3,565	734,863	(496)	0	(418)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	4,609	493,379	1,668	0	(864)

				$3,612	$0	$(2,204)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	129	$(14,642)	$(407)	$85	$0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	44	(4,949)	(101)	17	0
Ultra U.S. Treasury Bond Futures	09/2026	849	(98,617)	(1,613)	637	0
				$(2,121)	$739	$0

Total Futures Contracts				$1,491	$739	$(2,204)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$75,000	$1,128	$538	$1,666	$0	$(9)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	05/15/2032	$140,170	$(139)	$1,357	$1,218	$444	$0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.030	Annual	05/31/2033	39,480	0	(206)	(206)	147	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.033	Annual	05/31/2033	15,553	0	(83)	(83)	58	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.039	Annual	05/31/2033	39,556	0	(225)	(225)	147	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.044	Annual	05/31/2033	14,762	0	(89)	(89)	55	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.045	Annual	05/31/2033	14,987	0	(91)	(91)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	39,400	(383)	246	(137)	180	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	20,900	2,991	1,249	4,240	200	0

						$2,469	$2,158	$4,627	$1,287	$0

Total Swap Agreements						$3,597	$2,696	$6,293	$1,287	$(9)

(f)	Securities with an aggregate market value of $23,663 and cash of $6,399 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$445,768	$0	$445,768
Industrials	0	185,486	0	185,486
Utilities	0	150,587	0	150,587
Municipal Bonds & Notes
Alabama	0	3,500	0	3,500
California	0	27,320	0	27,320
Florida	0	3,135	0	3,135
Kansas	0	2,454	0	2,454
Louisiana	0	4,348	0	4,348
Michigan	0	1,390	0	1,390
New York	0	20,730	0	20,730
Texas	0	6,054	0	6,054
Utah	0	2,000	0	2,000
West Virginia	0	7,156	0	7,156
Wisconsin	0	2,028	0	2,028
U.S. Government Agencies	0	1,697,707	0	1,697,707
U.S. Treasury Obligations	0	451,049	0	451,049
Non-Agency Mortgage-Backed Securities	0	245,258	3,712	248,970
Asset-Backed Securities
Automobile Sequential	0	132,590	0	132,590
CMBS Other	0	16,025	0	16,025
Credit Card Bullet	0	8,158	0	8,158
Credit Card Other	0	5,023	0	5,023
Other ABS	0	229,231	3,100	232,331
Sovereign Issues	0	1,951	0	1,951
Short-Term Instruments
Repurchase Agreements	0	1,178,900	0	1,178,900

Total Investments	$0	$4,827,848	$6,812	$4,834,660

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,026	$0	$2,026

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,213)	$0	$(2,213)

Total Financial Derivative Instruments	$0	$(187)	$0	$(187)

Totals	$0	$4,827,661	$6,812	$4,834,473

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate